SHAREHOLDERS' EQUITY - Schedule of Stock by Class (Details)	Jun. 30, 2022 vote shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Common stock authorized (in shares)	1,083,417,110	1,083,417,110
Common stock issued (in shares)	322,980,112	317,679,746
Common stock outstanding (in shares)	322,980,112	317,679,746
Class A Ordinary shares
Class of Stock [Line Items]
Common stock authorized (in shares)	1,000,000,000	1,000,000,000
Common stock issued (in shares)	239,563,002	234,262,636
Common stock outstanding (in shares)	239,563,002	234,262,636
Class B Ordinary shares
Class of Stock [Line Items]
Common stock authorized (in shares)	83,417,110	83,417,110
Common stock issued (in shares)	83,417,110	83,417,110
Common stock outstanding (in shares)	83,417,110	83,417,110
Number of votes | vote	10
Percentage of outstanding shares representing an affirmative vote	1